Term deposits and other financial assets (Tables)	12 Months Ended
Dec. 31, 2025
Term Deposits
Schedule of term deposits
Term deposits and other financial assets are comprised of the following:

	As of December 31,
In thousands of USD	2024	2025
Financial assets at fair value through OCI	47,627	—
Short term and other deposits	30,958	1,162
Term Deposits and other financial assets	78,585	1,162

Schedule of financial assets at fair value through FVOCI of allowance for ECL of other financial assets
The movement in the fair value reserve for financial assets at fair value through other comprehensive income (“FVOCI”), including the allowance for expected credit losses (“ECL”), is as follows:

In thousands of USD	OCI on financial assets at fair value
Balance as of December 31, 2023	(5,820)
Changes in fair value of financial assets	1,441
Deferred tax assets on fair value loss through other comprehensive income	(1,114)
Reclassification from fair value reserve to profit or loss of the period due to maturity or sale of financial assets	3,427
Changes in allowance for expected credit losses - reversal	(17)
Changes recognized in other comprehensive income of the period (Note 16)	3,737
Balance as of December 31, 2024	(2,083)
Changes in fair value of financial assets	467
Deferred tax assets on fair value loss through other comprehensive income	(944)
Reclassification from fair value reserve to profit or loss of the period due to maturity or sale of financial assets	2,577
Changes in allowance for expected credit losses - reversal	(17)
Changes recognized in other comprehensive income of the period (Note 16)	2,083
Balance as of December 31, 2025	—

Schedule of allowance for expected credit losses ("ECL") of other financial assets measured at fair value
The movement of allowance for expected credit losses (“ECL”) of other financial assets measured at fair value through other comprehensive income is as follows:

In thousands of USD	ECL of other financial assets
Balance as of December 31, 2023	34
Changes recognized in profit or loss as net impairment gains/losses on financial assets at fair value through other comprehensive income	(17)
Total changes in allowance for expected credit losses	(17)
Balance as of December 31, 2024	17
Changes recognized in profit or loss as net impairment gains/losses on financial assets at fair value through other comprehensive income	(17)
Total changes in allowance for expected credit losses	(17)
Balance as of December 31, 2025	—